GOODWILL, CORE DEPOSIT INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL, CORE DEPOSIT INTANGIBLE AND OTHER ASSETS
GOODWILL, CORE DEPOSIT INTANGIBLE AND OTHER ASSETS

Note 8—GOODWILL, CORE DEPOSIT INTANGIBLE AND OTHER ASSETS

        Intangible assets (excluding goodwill) consisted of the following:

	December 31,
(Dollars in thousands)	2012	2011
Core deposit premiums, gross carrying amount	$3,438	$3,438
Other intangibles	646	646

	4,084	4,084
Accumulated amortization	(3,924)	(3,719)

Net	$160	$365

        Amortization of the intangibles amounted to $204 thousand, $517 thousand and $621 thousand the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of the intangibles is scheduled to be as follows:

(Dollars in thousands)
2013	160

$160

        The acquisition of two financial advisory firms in 2008 resulted in recognition of $646 thousand in an intangible asset related to the customer list. The intangible asset is being amortized on a straight line basis over five years.

        As a result of the acquisition of Palmetto South mortgage on July 31, 2011, we have recorded goodwill in the amount of $571 thousand. Beginning in 2012 and each year, thereafter, this goodwill will be tested for impairment.

        Bank-owned life insurance provides benefits to various existing officers. The carrying value of all existing policies at December 31, 2012 and 2011 was $10.9 million and $11.0 million, respectively.